Discontinued operations (Summary Of Net Sales And Operating Profit From Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Summary of net sales and operating profit from discontinued operations
Net sales	$ 5.1	$ 17.6
Operating profit	$ 0.3	$ (0.5)